Security deposits	6 Months Ended
Mar. 31, 2026
Security deposits
Security deposits

Note 10 — Security deposits

Security deposits relate to rental deposits paid to two third-party landlords for leasing warehouse spaces. These leases have expiry dates ranging from June 2030 to January 2031.